Equity Incentive Plan - Restricted stock unit activity (Details) - Restricted stock units	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of RSUs
Outstanding at beginning of year | shares	1,894,897
Granted | shares	3,375,079
Vested and converted to shares | shares	(1,018,828)
Forfeited | shares	(292,323)
Outstanding at end of year | shares	3,958,825
Weighted Average Grant Date Fair Value
Outstanding at beginning of year | $ / shares	$ 9.40
Granted | $ / shares	14.77
Vested and converted to shares | $ / shares	9.40
Forfeited | $ / shares	12.77
Outstanding at end of year | $ / shares	$ 13.73